Inventories and Cost of Sales - Schedule of Inventories and Cost of Sales (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventories and Cost of Sales [Abstract]
Finished goods	$ 1,277,162	$ 1,877,018	$ 1,395,220
Packing material	276,331	272,958	257,686
Raw materials	169,466	117,689	130,341
Cost of inventories	1,722,959	2,267,665	1,783,247
Merchandise in transit	274,238	237,428	247,286
Inventories	$ 1,997,197	$ 2,505,093	$ 2,030,533